ADARA SMALLER COMPANIES FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 93.1%
Aerospace/Defense — 1.7%
AAR Corp. (a)	41,229	$2,857,170
Aerovironment, Inc. (a)	13,008	1,790,031
Curtiss-Wright Corp.	2,004	428,656
Hexcel Corp.	19,505	1,351,891
Kratos Defense & Security Solutions, Inc. (a)	61,647	1,174,375
Mercury Systems, Inc. (a)	2,290	78,524
Moog, Inc. - Class A	1,762	246,698
National Presto Industries, Inc.	615	45,953
		7,973,298
Agriculture — 0.5%
Alico, Inc.	68,790	1,923,368
Darling Ingredients, Inc. (a)	8,943	392,329
Vector Group Ltd.	9,371	100,364
Vital Farms, Inc. (a)	4,462	59,434
		2,475,495
Airlines — 0.1%
Allegiant Travel Co.	3,700	253,413
SkyWest, Inc. (a)	8,137	384,717
		638,130
Apparel — 0.9%
Capri Holdings, Ltd. (a)	5,836	282,696
Crocs, Inc. (a)	6,631	700,300
Kontoor Brands, Inc.	4,168	229,115
Lakeland Industries, Inc.	178,780	2,611,976
Skechers USA, Inc. - Class A (a)	3,666	215,964
		4,040,051
Auto Manufacturers — 0.5%
Blue Bird Corp. (a)	37,156	708,936
Wabash National Corp.	68,055	1,491,766
		2,200,702
Auto Parts & Equipment — 1.5%
Cooper-Standard Holdings, Inc. (a)	98,370	1,745,084
Dorman Products, Inc. (a)	1,368	98,551
Fox Factory Holding Corp. (a)	664	41,507
Gentherm, Inc. (a)	4,376	200,946
Methode Electronics, Inc.	12,810	303,981
Miller Industries, Inc.	53,890	2,141,588
Motorcar Parts of America, Inc. (a)	268,650	2,589,786
		7,121,443
Banks — 9.0%
Ameris Bancorp	2,245	95,592
Bancorp, Inc. (a)	37,552	1,464,904
Bankwell Financial Group, Inc.	37,440	1,009,382
Banner Corp.	1,733	78,228
Cadence Bank	22,282	558,164
Cambridge Bancorp	1,098	64,156
Capital Bancorp, Inc.	62,030	1,313,175
Central Pacific Financial Corp.	3,784	66,485
City Holding Co.	4,208	405,104
Civista Bancshares, Inc.	106,460	1,666,099
Colony Bankcorp, Inc.	164,697	1,767,199
Community Bank System, Inc.	1,997	88,587
ConnectOne Bancorp, Inc.	5,049	99,263
Customers Bancorp, Inc. (a)	40,026	1,803,972
Dime Community Bancshares, Inc.	1,047	21,045
Esquire Financial Holdings, Inc.	35,005	1,630,183
Farmers National Bancorp	113,640	1,398,908
First BanCorp	40,525	607,875
First Business Financial Services, Inc.	53,989	1,888,535
First Commonwealth Financial Corp.	18,699	250,006
First Financial Bancorp	24,036	485,768
First Financial Bankshares, Inc.	13,162	345,502
First Hawaiian, Inc.	13,502	265,314
First Interstate BancSystem, Inc. - Class A	7,996	207,016
First Merchants Corp.	2,329	71,430
First Northwest Bancorp	83,950	1,239,102
Five Star Bancorp	70,610	1,613,438
Glacier Bancorp, Inc.	5,291	177,936
Heartland Financial USA, Inc.	3,173	98,141
Heritage Commerce Corp.	7,938	67,394
Hope Bancorp, Inc.	27,648	270,950
Horizon Bancorp, Inc.	125,947	1,371,563
Independent Bank Corp.	1,193	68,025
Kearny Financial Corp.	19,818	156,562
Lakeland Bancorp, Inc.	5,796	71,812
Metropolitan Bank Holding Corp. (a)	73,756	2,874,271
Midland States Bancorp, Inc.	2,458	55,502
NBT Bancorp, Inc.	1,326	47,113
Northeast Bank	58,560	3,002,371
OFG Bancorp	7,960	267,138
Old National Bancorp	10,450	155,601
Orrstown Financial Services, Inc.	71,086	1,701,088
Park National Corp.	737	81,807
Parke Bancorp, Inc.	115,981	2,094,617
Pinnacle Financial Partners, Inc.	8,605	624,465
Preferred Bank	1,314	80,982
Premier Financial Corp.	6,412	128,048
S&T Bancorp, Inc.	8,702	243,569
Sandy Spring Bancorp, Inc.	9,705	213,704
Seacoast Banking Corp. of Florida	28,163	654,508
Southside Bancshares, Inc.	4,513	123,792
Stellar Bancorp, Inc.	2,051	48,937
Stock Yards Bancorp, Inc.	1,084	47,826
TriCo Bancshares	3,184	109,593
Triumph Bancorp, Inc. (a)	14,319	971,831
UMB Financial Corp.	3,164	226,732
United Community Banks, Inc.	12,730	313,794
Unity Bancorp, Inc.	72,830	1,997,727
USCB Financial Holdings, Inc. (a)	135,700	1,571,406
Veritex Holdings, Inc.	11,815	226,139
Walker & Dunlop, Inc.	1,925	161,739
Washington Trust Bancorp, Inc.	5,029	134,475
WesBanco, Inc.	6,869	182,853
West Bancorporation, Inc.	68,770	1,217,917
		42,346,360
Beverages — 0.8%
Celsius Holdings, Inc. (a)	11,365	562,681
Coca-Cola Consolidated, Inc.	279	204,931
MGP Ingredients, Inc.	9,107	778,193
Vita Coco Co., Inc. (a)	83,722	2,349,240
		3,895,045
Biotechnology — 5.9%
4D Molecular Therapeutics, Inc. (a)	3,970	50,498
ADMA Biologics, Inc. (a)	167,983	621,537
Aerovate Therapeutics, Inc. (a)	11,565	181,686
Allogene Therapeutics, Inc. (a)	27,281	64,110
ANI Pharmaceuticals, Inc. (a)	10,387	517,377
Apogee Therapeutics, Inc. (a)	25,190	491,457
Astria Therapeutics, Inc. (a)	29,039	135,031
Biohaven Ltd. (a)	20,750	691,390
Biomea Fusion, Inc. (a)	24,823	374,083
Cassava Sciences, Inc. (a)	2,228	46,409
Crinetics Pharmaceuticals, Inc. (a)	100,628	3,198,964
Cymabay Therapeutics, Inc. (a)	56,738	1,085,398
Cytokinetics, Inc. (a)	5,803	194,285
Day One Biopharmaceuticals, Inc. (a)	32,773	379,511
Denali Therapeutics, Inc. (a)	14,635	271,040
Dynavax Technologies Corp. (a)	108,542	1,487,025
Halozyme Therapeutics, Inc. (a)	11,244	434,131
Ideaya Biosciences, Inc. (a)	55,287	1,738,776
Immunocore Holdings PLC, ADR (a)	7,153	377,178
ImmunoGen, Inc. (a)	113,000	3,316,550
Intra-Cellular Therapies, Inc. (a)	13,250	813,153
Keros Therapeutics, Inc. (a)	1,506	45,692
Kiniksa Pharmaceuticals Ltd. - Class A (a)	33,687	544,719
Ligand Pharmaceuticals, Inc. (a)	978	57,027
Maravai LifeSciences Holdings, Inc. - Class A (a)	20,569	104,902
Myriad Genetics, Inc. (a)	2,914	55,628
NeoGenomics, Inc. (a)	41,211	748,804
Nuvalent, Inc. - Class A (a)	31,088	2,032,223
OmniAb Operations, Inc. (a),(b)	370	0
OmniAb Operations, Inc. (a),(b)	370	0
Prothena Corp. PLC (a)	4,659	151,790
RayzeBio, Inc. (a)	26,295	627,925
REGENXBIO, Inc. (a)	2,936	57,311
Roivant Sciences Ltd. (a)	27,689	264,707
Sage Therapeutics, Inc. (a)	9,390	183,856
Structure Therapeutics, Inc., ADR (a)	52,958	2,949,231
Theravance Biopharma, Inc. (a)	6,387	66,936
Veracyte, Inc. (a)	27,735	710,016
Vericel Corp. (a)	1,632	58,001
Xenon Pharmaceuticals, Inc. (a)	63,492	2,322,537
		27,450,894
Building Materials — 2.5%
AAON, Inc.	6,180	386,868
American Woodmark Corp. (a)	1,043	75,513
Apogee Enterprises, Inc.	7,722	348,262
Armstrong World Industries, Inc.	18,244	1,547,274
Aspen Aerogels, Inc. (a)	57,211	599,571
AZEK Co., Inc. (a)	16,027	552,771
Boise Cascade Co.	3,571	390,310
Gibraltar Industries, Inc. (a)	4,141	278,234
Knife River Corp. (a)	25,806	1,540,102
MDU Resources Group, Inc.	28,484	545,184
Modine Manufacturing Co. (a)	50,320	2,475,744
PGT Innovations, Inc. (a)	6,101	196,391
Simpson Manufacturing Co., Inc.	2,069	345,461
SPX Technologies, Inc. (a)	4,521	385,687
Summit Materials, Inc. - Class A (a)	38,765	1,344,758
UFP Industries, Inc.	8,103	888,332
		11,900,462
Chemicals — 0.3%
AdvanSix, Inc.	3,917	102,351
Balchem Corp.	1,142	142,430
Chemours Co.	9,276	254,441
Innospec, Inc.	1,121	117,783
Koppers Holdings, Inc.	7,974	360,186
Quaker Chemical Corp.	568	101,553
Rogers Corp. (a)	1,868	241,719
Sensient Technologies Corp.	1,928	111,708
Stepan Co.	2,701	223,022
		1,655,193
Coal — 0.1%
Warrior Met Coal, Inc.	9,551	534,569

Commercial Services — 7.9%
Acacia Research Corp. (a)	320,940	1,168,222
Adtalem Global Education, Inc. (a)	13,386	762,600
Alight, Inc. - Class A (a)	128,686	984,448
AMN Healthcare Services, Inc. (a)	3,294	223,333
ARC Document Solutions, Inc.	446,350	1,263,171
Arlo Technologies, Inc. (a)	148,015	1,345,456
Barrett Business Services, Inc.	32,856	3,612,517
BGSF, Inc.	165,900	1,647,387
BrightView Holdings, Inc. (a)	6,056	46,268
Brink's Co.	4,054	319,861
CoreCivic, Inc. (a)	175,393	2,537,937
CorVel Corp. (a)	432	90,228
CRA International, Inc.	18,580	1,760,827
Cross Country Healthcare, Inc. (a)	6,965	141,181
Deluxe Corp.	4,893	89,493
EVERTEC, Inc.	41,758	1,543,793
Flywire Corp. (a)	43,656	1,017,185
FTI Consulting, Inc. (a)	2,567	565,921
GEO Group, Inc. (a)	122,529	1,243,669
Heidrick & Struggles International, Inc.	2,031	55,203
Herc Holdings, Inc.	2,293	283,552
Huron Consulting Group, Inc. (a)	12,853	1,338,897
Insperity, Inc.	2,292	260,715
Kelly Services, Inc. - Class A	46,617	969,167
Lincoln Educational Services Corp. (a)	161,840	1,498,638
MarketAxess Holdings, Inc.	1,203	288,864
Matthews International Corp. - Class A	5,499	187,791
Medifast, Inc.	3,532	234,454
Monro Muffler Brake, Inc.	9,687	280,148
Perdoceo Education Corp.	10,039	174,879
Performant Financial Corp. (a)	94,404	282,268
Progyny, Inc. (a)	8,650	297,214
Remitly Global, Inc. (a)	66,771	1,438,247
Rent-A-Center, Inc.	3,409	99,202
Shift4 Payments, Inc. - Class A (a)	7,498	493,518
SP Plus Corp. (a)	49,539	2,533,920
Strategic Education, Inc.	1,789	159,167
Stride, Inc. (a)	29,446	1,783,839
Universal Technical Institute, Inc. (a)	157,420	1,837,091
Viad Corp. (a)	40,864	1,360,771
WillScot Mobile Mini Holdings Corp. (a)	11,761	490,669
WW International, Inc. (a)	124,604	898,395
		37,610,106
Computers — 1.8%
3D Systems Corp. (a)	35,092	187,391
ASGN, Inc. (a)	2,386	212,927
CACI International, Inc. - Class A (a)	1,145	367,488
Cantaloupe, Inc. (a)	9,881	69,859
DXC Technology Co. (a)	18,671	431,860
ExlService Holdings, Inc. (a)	27,451	778,785
Globant S.A. (a)	1,591	351,293
Grid Dynamics Holdings, Inc. (a)	59,099	749,375
Insight Enterprises, Inc. (a)	2,176	329,490
MAXIMUS, Inc.	11,713	977,918
NCR Atleos Corp. (a)	23,729	527,021
NCR Voyix Corp. (a)	47,459	744,157
One Stop Systems, Inc. (a)	185,588	382,311
Quantum Corp. (a)	447,440	133,919
Rimini Street, Inc. (a)	394,110	1,237,506
Science Applications International Corp.	1,681	197,366
Thoughtworks Holding, Inc. (a)	24,590	95,901
WNS Holdings Ltd., ADR (a)	10,273	611,038
		8,385,605
Cosmetics/Personal Care — 0.6%
Beauty Health Co., (The) (a)	16,722	42,808
elf Beauty, Inc. (a)	14,235	1,681,011
Inter Parfums, Inc.	7,974	998,026
		2,721,845
Distribution/Wholesale — 1.0%
G-III Apparel Group Ltd. (a)	19,012	546,975
Hudson Technologies, Inc. (a)	86,620	1,069,757
Manitex International, Inc. (a)	311,230	2,091,466
MRC Global, Inc. (a)	7,000	72,380
Pool Corp.	2,106	731,456
SiteOne Landscape Supply, Inc. (a)	1,725	242,915
WESCO International, Inc.	371	57,820
		4,812,769
Diversified Financial Services — 1.8%
Encore Capital Group, Inc. (a)	3,458	154,918
Enova International, Inc. (a)	3,612	148,814
Evercore, Inc. - Class A	6,329	933,844
FTAI Aviation Ltd.	52,468	2,162,206
Houlihan Lokey, Inc.	8,422	907,218
Interactive Brokers Group, Inc. - Class A	3,063	238,424
PJT Partners, Inc. - Class A	14,165	1,275,700
Radian Group, Inc.	25,687	660,413
Silvercrest Asset Management Group, Inc. - Class A	89,226	1,390,141
Virtus Investment Partners, Inc.	807	157,865
World Acceptance Corp. (a)	2,155	240,175
		8,269,718
Electric — 0.5%
Northwestern Energy Group, Inc.	25,950	1,305,545
PNM Resources, Inc.	16,762	696,796
Unitil Corp.	3,944	191,205
		2,193,546
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	1,278	235,535
Energizer Holdings, Inc.	1,353	41,727
Littelfuse, Inc.	1,079	251,191
		528,453
Electronics — 3.4%
Applied Optoelectronics, Inc. (a)	109,657	1,452,955
Atkore International Group, Inc. (a)	17,490	2,271,951
Badger Meter, Inc.	2,217	326,719
Benchmark Electronics, Inc.	4,446	110,928
Brady Corp. - Class A	2,928	164,759
Camtek Ltd. (Israel) (a)	41,177	2,613,916
Coherent Corp. (a)	3,416	125,675
Comtech Telecommunications Corp.	144,150	1,702,412
Enovix Corp. (a)	61,222	677,728
ESCO Technologies, Inc.	1,920	201,562
Itron, Inc. (a)	4,655	313,654
Ituran Location and Control Ltd.	17,893	480,248
Kimball Electronics, Inc. (a)	111,440	2,745,882
Knowles Corp. (a)	7,352	116,676
OSI Systems, Inc. (a)	1,136	140,057
Plexus Corp. (a)	2,641	269,091
Sanmina Corp. (a)	6,648	333,131
SYNNEX Corp.	830	81,871
TTM Technologies, Inc. (a)	8,548	128,305
Vontier Corp.	46,036	1,552,794
		15,810,314
Energy-Alternate Sources — 0.1%
Array Technologies, Inc. (a)	20,976	324,499
Eneti, Inc.	5,572	60,456
REX American Resources Corp. (a)	2,520	123,530
SolarEdge Technologies, Inc. (a)	1,052	83,508
		591,993
Engineering & Construction — 2.9%
Bowman Consulting Group Ltd. (a)	97,470	3,005,000
Comfort Systems USA, Inc.	4,006	775,482
Construction Partners, Inc. - Class A (a)	17,748	744,706
EMCOR Group, Inc.	4,741	1,007,557
Exponent, Inc.	9,847	757,825
Mistras Group, Inc. (a)	109,200	722,904
MYR Group, Inc. (a)	13,375	1,664,118
Primoris Services Corp.	29,536	896,713
Shimmick Corp. (a)	130,980	812,076
Sterling Construction Co., Inc. (a)	30,190	1,917,367
TopBuild Corp. (a)	4,790	1,416,786
		13,720,534
Entertainment — 0.4%
Atlanta Braves Holdings, Inc. - Class A (a)	1,183	47,734
Cinemark Holdings, Inc. (a)	7,468	106,419
Genius Sports Ltd. (a)	98,458	546,442
IMAX Corp., (Canada) (a)	33,302	531,167
Monarch Casino & Resort, Inc.	3,215	202,159
Scientific Games Corp. - Class A (a)	6,167	545,286
		1,979,207
Environmental Control — 0.5%
CECO Environmental Corp. (a)	25,329	487,583
Energy Recovery, Inc. (a)	20,404	388,900
Montrose Environmental Group, Inc. (a)	24,235	757,829
Tetra Tech, Inc.	3,198	505,764
		2,140,076
Food — 1.0%
Grocery Outlet Holding Corp. (a)	20,242	571,027
Ingles Markets, Inc. - Class A	15,183	1,239,236
J&J Snack Foods Corp.	578	95,110
John B Sanfilippo & Son, Inc.	1,789	164,659
The Real Good Food Co., Inc. (a)	48,654	92,443
SpartanNash Co.	7,719	171,130
Sprouts Farmers Market, Inc. (a)	10,296	443,552
United Natural Foods, Inc. (a)	20,624	300,079
Weis Markets, Inc.	1,995	120,398
Whole Earth Brands, Inc. (a)	404,939	1,316,052
		4,513,686
Gas — 0.2%
Southwest Gas Holdings, Inc.	17,560	1,037,972

Hand/Machine Tools — 0.5%
Franklin Electric Co., Inc.	1,896	168,744
Hurco Cos., Inc.	61,880	1,297,624
MSA Safety, Inc.	3,993	695,341
		2,161,709
Health Care — 0.0%
Albireo Pharma Inc. (a),(b)	1,908	0

Healthcare-Products — 3.2%
ABIOMED Inc. (a),(b)	1,453	0
Adaptive Biotechnologies Corp. (a)	51,167	224,111
Alphatec Holdings, Inc. (a)	143,313	1,701,125
Atrion Corp.	307	94,663
Avanos Medical, Inc. (a)	2,367	51,009
Brooks Automation, Inc. (a)	2,595	146,280
CryoLife, Inc. (a)	3,328	59,039
Embecta Corp.	46,080	845,107
Envista Holdings Corp. (a)	40,855	927,000
Glaukos Corp. (a)	2,161	138,066
Haemonetics Corp. (a)	3,260	263,636
ICU Medical, Inc. (a)	578	50,725
Inari Medical, Inc. (a)	8,861	528,913
Inmode Ltd. (a)	16,792	398,810
Inspire Medical Systems, Inc. (a)	2,249	326,802
Integra LifeSciences Holdings Corp. (a)	3,088	121,019
LeMaitre Vascular, Inc.	7,485	394,460
Masimo Corp. (a)	2,530	237,213
Merit Medical Systems, Inc. (a)	3,088	220,977
Omnicell, Inc. (a)	8,263	275,654
OrthoPediatrics Corp. (a)	1,874	57,775
Patterson Cos., Inc.	32,899	835,964
PROCEPT BioRobotics Corp. (a)	20,695	767,164
Pulmonx Corp. (a)	5,099	55,579
Quanterix Corp. (a)	22,131	530,480
Repligen Corp. (a)	6,275	986,744
RxSight, Inc. (a)	29,054	876,269
SI-BONE, Inc. (a)	20,884	395,961
Stevanato Group SpA	13,115	346,105
Surmodics, Inc. (a)	2,311	75,847
Tandem Diabetes Care, Inc. (a)	10,836	219,321
TransMedics Group, Inc. (a)	20,981	1,587,842
Varex Imaging Corp. (a)	7,739	145,880
West Pharmaceutical Services, Inc.	2,836	994,755
		14,880,295
Healthcare-Services — 0.8%
Amedisys, Inc. (a)	8,554	800,483
Chemed Corp.	621	352,107
Ensign Group, Inc.	2,982	319,283
Fulgent Genetics, Inc. (a)	1,785	49,230
HealthEquity, Inc. (a)	1,801	120,703
National HealthCare Corp.	3,006	230,170
RadNet, Inc. (a)	26,580	883,253
Surgery Partners, Inc. (a)	22,151	725,445
US Physical Therapy, Inc.	2,284	194,209
		3,674,883
Home Builders — 1.6%
Beazer Homes USA, Inc. (a)	35,576	936,005
Cavco Industries, Inc. (a)	624	176,455
Century Communities, Inc.	22,594	1,629,931
Installed Building Products, Inc.	17,059	2,567,550
LCI Industries	2,012	218,322
LGI Homes, Inc. (a)	2,657	313,712
M/I Homes, Inc. (a)	5,874	619,766
MDC Holdings, Inc.	4,389	194,257
Skyline Corp. (a)	6,432	387,142
Winnebago Industries, Inc.	5,231	338,079
		7,381,219
Home Furnishings — 0.8%
Arhaus, Inc. (a)	64,410	600,301
Ethan Allen Interiors, Inc.	3,342	89,699
Floor & Decor Holdings, Inc. - Class A (a)	2,877	263,850
Hamilton Beach Brands Holding Co. - Class A	130,070	2,006,980
iRobot Corp. (a)	747	26,974
Universal Electronics, Inc. (a)	96,700	753,293
		3,741,097
Household Products/Wares — 0.1%
Central Garden & Pet Co. (a)	1,215	49,305
Quanex Building Products Corp.	1,957	60,256
WD-40 Co.	1,574	380,719
		490,280
Housewares — 0.3%
Lifetime Brands, Inc.	204,693	1,314,129

Insurance — 3.6%
American Equity Investment Life Holding Co. (a)	7,985	440,453
Axis Capital Holdings Ltd.	28,540	1,607,944
Donegal Group, Inc. - Class A	2,108	29,997
Employers Holdings, Inc.	3,627	138,950
Genworth Financial, Inc. - Class A (a)	281,044	1,655,349
Goosehead Insurance, Inc., Class A - Class A (a)	25,836	1,893,262
HCI Group, Inc.	13,005	1,102,434
Heritage Insurance Holdings, Inc. (a)	284,628	2,501,880
Mercury General Corp.	25,954	966,786
NMI Holdings, Inc. - Class A (a)	34,518	949,245
Palomar Holdings, Inc. (a)	5,815	340,236
RLI Corp.	1,478	200,417
Safety Insurance Group, Inc.	1,668	128,319
Selective Insurance Group, Inc.	3,866	393,134
Skyward Specialty Insurance Group, Inc. (a)	43,122	1,410,089
Stewart Information Services Corp.	2,200	103,950
White Mountains Insurance Group Ltd.	1,937	2,967,329
		16,829,774
Internet — 2.0%
Couchbase, Inc. (a)	30,574	600,473
DHI Group, Inc. (a)	321,810	791,653
ePlus, Inc. (a)	28,833	1,830,319
EverQuote, Inc. - Class A (a)	58,930	617,586
Gambling.com Group Ltd. (a)	66,940	639,946
HealthStream, Inc.	2,700	67,500
QuinStreet, Inc. (a)	39,153	489,021
Roku, Inc. (a)	8,757	912,480
Rover Group, Inc. (a)	94,559	1,034,476
Sprinklr, Inc. - Class A (a)	47,499	744,784
TripAdvisor, Inc. (a)	62,975	1,122,844
Yelp, Inc. (a)	19,930	871,140
		9,722,222
Investment Companies — 0.3%
Cannae Holdings, Inc. (a)	74,291	1,334,266

Iron/Steel — 0.6%
ATI, Inc. (a)	42,066	1,848,801
Carpenter Technology Corp.	11,908	843,205
		2,692,006
Leisure Time — 0.8%
Callaway Golf Co. (a)	4,678	57,352
Lindblad Expeditions Holdings, Inc. (a)	70,421	552,805
OneSpaWorld Holdings Ltd. (a)	196,056	2,362,475
Vista Outdoor, Inc. (a)	14,337	404,447
Xponential Fitness, Inc. - Class A (a)	36,655	500,707
		3,877,786
Lodging — 0.1%
Boyd Gaming Corp.	4,776	282,023

Machinery-Construction & Mining — 0.5%
Argan, Inc.	19,747	921,000
Astec Industries, Inc.	3,361	104,494
BWX Technologies, Inc.	16,001	1,248,558
		2,274,052
Machinery-Diversified — 1.3%
Albany International Corp. - Class A	1,126	96,633
Applied Industrial Technologies, Inc.	6,241	998,997
Chart Industries, Inc. (a)	3,219	418,567
Flowserve Corp.	18,155	694,610
Lindsay Corp.	4,924	587,482
Tennant Co.	2,414	206,687
Toro Co.	5,348	443,884
Twin Disc, Inc.	185,495	2,539,427
		5,986,287
Media — 0.4%
Cable One, Inc.	1,305	694,365
EW Scripps Co. - Class A (a)	28,653	197,992
Gray Television, Inc.	44,952	347,479
Scholastic Corp.	3,196	121,416
Sinclair, Inc.	29,261	368,981
		1,730,233
Metal Fabricate/Hardware — 1.2%
Advanced Drainage Systems, Inc.	4,797	580,965
AZZ, Inc.	1,964	96,570
Mueller Industries, Inc.	11,950	496,283
NN, Inc. (a)	179,350	430,440
Northwest Pipe Co. (a)	86,990	2,359,169
Standex International Corp.	1,485	198,723
Strattec Security Corp. (a)	66,980	1,428,683
		5,590,833
Mining — 0.4%
Century Aluminum Co. (a)	18,637	146,487
Uranium Energy Corp. (a)	278,409	1,815,227
		1,961,714
Miscellaneous Manufacturing — 1.4%
Axon Enterprise, Inc. (a)	5,340	1,227,506
Enpro Industries, Inc.	4,961	637,141
Fabrinet (a)	7,444	1,205,184
Federal Signal Corp.	28,443	1,960,860
John Bean Technologies Corp.	2,493	257,527
Materion Corp.	2,877	325,418
Myers Industries, Inc.	2,441	43,010
Park Aerospace Corp.	58,707	885,302
Sturm Ruger & Co., Inc.	968	42,553
		6,584,501
Office Furnishings — 0.0%
Interface, Inc.	11,644	117,721

Office-Business Equipment — 0.0%
Pitney Bowes, Inc.	13,705	55,368

Oil & Gas — 2.0%
Chevron Corp.	10,039	1,441,600
Delek US Holdings, Inc.	40,494	1,099,007
Evolution Petroleum Corp.	60,009	355,853
Helmerich & Payne, Inc.	4,567	165,463
Patterson-UTI Energy, Inc.	112,890	1,321,942
PBF Energy, Inc. - Class A	5,245	232,878
Permian Resources Corp.	112,142	1,473,546
Range Resources Corp.	29,237	950,203
SM Energy Co.	36,792	1,377,860
Southwestern Energy Co. (a)	112,602	742,047
Talos Energy, Inc. (a)	23,929	333,092
		9,493,491
Oil & Gas Services — 2.1%
DMC Global, Inc. (a)	64,520	1,029,094
Helix Energy Solutions Group, Inc. (a)	41,891	390,424
Liberty Energy, Inc.	40,148	796,938
Natural Gas Services Group, Inc. (a)	200,570	3,068,721
NOW, Inc. (a)	52,743	525,848
Oceaneering International, Inc. (a)	59,285	1,224,828
Profire Energy, Inc. (a)	511,820	854,739
TechnipFMC PLC	50,245	1,041,076
Tidewater, Inc. (a)	21,166	1,271,653
		10,203,321
Packaging & Containers — 0.2%
Clearwater Paper Corp. (a)	2,737	95,987
O-I Glass, Inc. (a)	6,528	96,353
TriMas Corp.	35,375	906,661
		1,099,001
Pharmaceuticals — 1.7%
AdaptHealth Corp. (a)	9,594	81,357
Amphastar Pharmaceuticals, Inc. (a)	6,771	381,343
Collegium Pharmaceutical, Inc. (a)	2,619	67,125
Corcept Therapeutics, Inc. (a)	3,332	84,866
Ironwood Pharmaceuticals, Inc. (a)	29,813	295,149
KalVista Pharmaceuticals Inc. (a)	39,035	329,456
Madrigal Pharmaceuticals, Inc. (a)	334	67,902
MERUS NV (a)	46,256	1,144,374
Morphic Holding, Inc. (a)	13,572	321,656
Option Care Health, Inc. (a)	19,499	580,095
Owens & Minor, Inc. (a)	3,772	74,987
Pacira BioSciences, Inc. (a)	1,519	41,438
PetIQ, Inc. (a)	48,847	850,915
Premier, Inc. - Class A	20,976	431,896
Prestige Brands Holdings, Inc. (a)	3,474	199,234
Rhythm Pharmaceuticals, Inc. (a)	31,619	1,057,023
Vaxcyte, Inc. (a)	46,260	2,394,880
		8,403,696
Real Estate — 0.7%
Marcus & Millichap, Inc.	2,121	72,984
McGrath RentCorp	30,596	3,111,307
Newmark Group, Inc. - Class A	36,036	296,576
		3,480,867
REITS — 2.5%
Agree Realty Corp.	1,641	97,164
Alexander & Baldwin, Inc.	4,543	76,095
Alpine Income Property Trust, Inc.	106,224	1,734,638
American Assets Trust, Inc.	14,803	298,132
Apollo Commercial Real Estate Finance, Inc.	44,054	474,902
CareTrust REIT, Inc.	7,113	164,168
Centerspace	2,329	124,229
Chatham Lodging Trust	17,141	169,867
Community Healthcare Trust, Inc.	5,498	148,996
DiamondRock Hospitality Co.	13,130	109,242
EastGroup Properties, Inc.	2,590	450,012
Getty Realty Corp.	5,173	152,241
Gladstone Commercial Corp.	10,245	128,063
Gladstone Land Corp.	6,828	97,982
Global Medical REIT, Inc.	179,420	1,799,583
Great Ajax Corp.	202,600	958,298
Kite Realty Group Trust	7,450	157,344
Lexington Realty Trust	12,112	106,343
New York Mortgage Trust, Inc.	45,897	403,435
NexPoint Residential Trust, Inc.	2,074	63,153
Outfront Media, Inc.	50,443	616,918
PennyMac Mortgage Investment Trust	24,404	342,632
Piedmont Office Realty Trust, Inc. - Class A	87,278	542,869
PotlatchDeltic Corp.	1,462	67,018
Ready Capital Corp.	6,588	67,329
Redwood Trust, Inc.	77,920	554,011
Regency Centers Corp.	2,758	173,147
Retail Opportunity Investments Corp.	28,261	363,719
Saul Centers, Inc.	3,903	144,216
Tanger, Inc.	33,410	833,914
Whitestone REIT	14,111	154,657
		11,574,317
Retail — 6.7%
Abercrombie & Fitch Co. - Class A (a)	24,001	1,821,436
Advance Auto Parts, Inc.	24,074	1,222,718
Asbury Automotive Group, Inc. (a)	4,829	1,013,221
BJ's Restaurants, Inc. (a)	7,047	210,917
BJ's Wholesale Club Holdings, Inc. (a)	38,316	2,474,447
Bloomin' Brands, Inc.	20,453	477,373
Boot Barn Holdings, Inc. (a)	5,509	403,699
Buckle, Inc.	2,951	113,791
Build-A-Bear Workshop, Inc.	116,580	2,848,049
Casey's General Stores, Inc.	1,888	519,955
Chuy's Holdings, Inc. (a)	3,285	115,632
Cracker Barrel Old Country Store, Inc.	5,574	374,183
Dave & Buster's Entertainment, Inc. (a)	17,640	723,946
Designer Brands, Inc. - Class A	5,265	61,285
Destination XL Group, Inc. (a)	493,740	1,866,337
Dine Brands Global, Inc.	3,003	130,540
First Watch Restaurant Group, Inc. (a)	42,826	774,294
FirstCash Holdings, Inc.	2,930	328,160
Five Below, Inc. (a)	6,624	1,248,359
Foot Locker, Inc.	18,535	499,148
Freshpet, Inc. (a)	8,809	624,999
GMS, Inc. (a)	9,865	667,269
Group 1 Automotive, Inc.	2,270	640,367
Guess?, Inc.	12,246	269,657
Hibbett Sports, Inc.	1,413	88,383
Kura Sushi USA, Inc. - Class A (a)	9,147	571,505
Leslie's, Inc. (a)	84,968	418,892
Lithia Motors, Inc.	382	101,990
MSC Industrial Direct Co., Inc. - Class A	8,736	851,061
Murphy USA, Inc.	5,145	1,901,335
ODP Corp. (a)	1,590	72,424
Ollie's Bargain Outlet Holdings, Inc. (a)	9,458	692,988
PriceSmart, Inc.	1,079	72,714
Red Robin Gourmet Burgers, Inc. (a)	206,150	1,826,489
RH (a)	2,399	647,658
Shoe Carnival, Inc.	6,304	153,124
Signet Jewelers Ltd.	5,100	419,118
Texas Roadhouse, Inc.	8,981	1,010,901
Tilly's, Inc. - Class A (a)	204,870	1,694,275
Warby Parker, Inc. - Class A (a)	86,562	901,110
Wingstop, Inc.	3,366	809,052
Zumiez, Inc. (a)	3,290	62,115
		31,724,916
Savings & Loans — 1.3%
Axos Financial, Inc. (a)	3,461	132,453
Banc of California, Inc.	1,873	21,652
Berkshire Hills Bancorp, Inc.	17,583	368,012
Eagle Bancorp Montana, Inc.	63,570	788,268
Flushing Financial Corp.	4,361	61,621
FS Bancorp, Inc.	86,404	2,622,361
New York Community Bancorp, Inc.	8,845	83,231
Northwest Bancshares, Inc.	5,826	64,902
Pacific Premier Bancorp, Inc.	8,033	180,903
Provident Financial Services, Inc.	10,750	163,615
Riverview Bancorp, Inc.	242,220	1,448,476
		5,935,494
Semiconductors — 2.8%
Advanced Energy Industries, Inc.	2,466	234,393
Aehr Test Systems (a)	12,477	286,472
Amtech Systems, Inc. (a)	251,750	1,948,545
Axcelis Technologies, Inc. (a)	3,272	406,644
AXT, Inc. (a)	394,730	785,513
CEVA, Inc. (a)	2,534	55,140
Cirrus Logic, Inc. (a)	3,525	267,583
FormFactor, Inc. (a)	7,775	292,185
inTEST Corp. (a)	110,930	1,449,855
Kulicke & Soffa Industries, Inc.	6,419	330,707
Lattice Semiconductor Corp. (a)	9,652	565,125
MKS Instruments, Inc.	1,371	113,176
Monolithic Power Systems, Inc.	1,952	1,071,101
Onto Innovation, Inc. (a)	6,554	924,180
Photronics, Inc. (a)	53,465	1,129,715
Power Integrations, Inc.	13,634	1,041,774
Semtech Corp. (a)	911	14,913
Silicon Laboratories, Inc. (a)	2,363	248,989
SiTime Corp. (a)	3,297	364,648
SkyWater Technology, Inc. (a)	59,016	416,063
SMART Global Holdings, Inc. (a)	9,014	150,173
Veeco Instruments, Inc. (a)	43,593	1,243,708
		13,340,602
Software — 4.2%
ACI Worldwide, Inc. (a)	49,949	1,335,636
ACV Auctions, Inc. - Class A (a)	63,229	988,269
Agilysys, Inc. (a)	20,992	1,807,201
Alignment Healthcare, Inc. (a)	8,930	66,975
Alkami Technology, Inc. (a)	33,981	773,747
Appfolio, Inc. - Class A (a)	3,433	649,695
Asure Software, Inc. (a)	176,070	1,403,278
Blackbaud, Inc. (a)	799	60,117
BlackLine, Inc. (a)	11,545	667,878
BM Technologies, Inc. (a)	215,920	660,715
Cogent Communications Holdings, Inc.	1,297	82,826
Computer Programs & Systems, Inc. (a)	37,144	390,383
Concentrix Corp.	830	78,012
Confluent, Inc. - Class A (a)	15,453	327,913
CSG Systems International, Inc.	2,939	144,569
DoubleVerify Holdings, Inc. (a)	21,854	725,553
Fastly, Inc. - Class A (a)	23,719	393,973
Five9, Inc. (a)	8,598	655,340
Genasys, Inc. (a)	350,770	564,740
Gitlab, Inc. - Class A (a)	12,351	597,047
Global-e Online Ltd. (a)	15,796	541,013
JFrog Ltd. (a)	21,783	587,705
LiveRamp Holdings, Inc. (a)	24,698	818,986
PDF Solutions, Inc. (a)	1,842	55,242
Privia Health Group, Inc. (a)	30,639	633,002
Procore Technologies, Inc. (a)	11,111	656,549
Progress Software Corp.	5,306	285,781
PROS Holdings, Inc. (a)	11,907	435,201
Smartsheet, Inc. - Class A (a)	13,316	564,332
Smith Micro Software, Inc. (a)	711,330	483,349
SPS Commerce, Inc. (a)	800	137,824
Take-Two Interactive Software, Inc. (a)	3,504	554,333
Verra Mobility Corp. (a)	10,407	208,973
Vertex, Inc. - Class A (a)	33,087	928,421
Yext, Inc. (a)	94,856	628,895
		19,893,473
Telecommunications — 0.6%
Aviat Networks, Inc. (a)	6,616	200,531
Calix, Inc. (a)	20,565	793,603
Credo Technology Group Holding Ltd. (a)	35,291	632,062
IDT Corp. - Class B (a)	3,111	91,308
InterDigital, Inc.	869	86,830
Iridium Communications, Inc.	9,628	366,827
Lumen Technologies, Inc. (a)	116,434	152,529
NetGear, Inc. (a)	7,443	101,523
Telephone & Data Systems, Inc.	10,347	203,836
United States Cellular Corp. (a)	8,331	378,477
Viavi Solutions, Inc. (a)	23,640	191,011
		3,198,537
Textiles — 0.5%
UniFirst Corp.	12,397	2,139,722

Toys/Games/Hobbies — 0.3%
Funko, Inc. - Class A (a)	7,565	49,021
JAKKS Pacific, Inc. (a)	38,690	1,139,034
		1,188,055
Transportation — 1.5%
Air Transport Services Group, Inc. (a)	105,895	1,684,790
ArcBest Corp.	17,018	2,028,375
Forward Air Corp.	6,038	383,594
Knight-Swift Transportation Holdings, Inc.	1,873	100,730
Marten Transport Ltd.	7,327	138,114
PAM Transportation Services, Inc. (a)	41,286	778,654
Saia, Inc. (a)	4,008	1,564,683
Scorpio Tankers, Inc.	4,242	232,843
World Kinect Corp.	20,029	421,410
		7,333,193
Trucking & Leasing — 0.1%
Greenbrier Cos., Inc.	7,861	296,438

Water — 0.0%
American States Water Co.	1,758	140,464
California Water Service Group	1,969	99,573
		240,037
TOTAL COMMON STOCKS (COST $325,904,238)		438,775,024

	NUMBER OF SHARES (000'S)
SHORT-TERM INVESTMENTS — 7.3%
Money Market Funds — 7.3%
First American Treasury Obligations Fund, 5.28% (c)	34,331	34,330,735
TOTAL MONEY MARKET FUNDS (COST $34,330,735)		34,330,735
TOTAL SHORT-TERM INVESTMENTS (COST $34,330,735)		34,330,735
TOTAL INVESTMENTS (COST $360,234,973) — 100.4%		473,105,759
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,674,364)
TOTAL NET ASSETS — 100.0%		$471,431,395

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.  As of November 30, 2023, these securities amounted to $0 or 0.0% of net assets.

(c)	The rate shown is as of November 30, 2023.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

ADARA SMALLER COMPANIES FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$438,775,024	$438,775,024	$–	$–
Total Equity Securities	$438,775,024	$438,775,024	$–	$–

Short-Term Investments
Money Market Funds	$34,330,735	$34,330,735	$–	$–
Total Short-Term Investments	$34,330,735	$34,330,735	$–	$–
Total Assets*	$473,105,759	$473,105,759	$–	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.